Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost:
Property and equipment, gross	$ 558	$ 679	$ 611
Less – accumulated depreciation	(466)	(560)	(467)
Property and equipment, net	92	119	144
Computers and software [Member]
Cost:
Property and equipment, gross	335	461	407
Office furniture and equipment [Member]
Cost:
Property and equipment, gross	168	162	148
Leasehold Improvements [Member]
Cost:
Property and equipment, gross	$ 55	$ 56	$ 56